Acquisitions, disposals and discontinued operations - Sale of Russian business (Details) - RUB (₽) ₽ in Millions		1 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Debt securities			₽ 16,975
Deferred tax assets	₽ 29		208
Cash and cash equivalents	7,300		47,462
Total assets	122,237		111,926
Liabilities
Customer accounts and amounts due to banks			11,203
Debt	248		3,922	₽ 4,734
Accumulated other comprehensive income [abstract]
Foreign currency translation reserve	163		401
Non-current assets	4,870		₽ 18,846
Assets and liabilities classified as held for sale
Assets
Deferred tax assets	985
Russian business
Assets
Debt securities	31,340
Loans issued	19,745
Tax receivables	416
Deferred tax assets	985
Trade and other receivables	18,187
Other assets	926
Cash and cash equivalents	30,796
Total assets	102,395
Liabilities
Deferred income	1,485
Tax payables	779
Trade and other payables	28,984
Customer accounts and amounts due to banks	15,949
Debt	8,162
Lease liabilities	462
Other liabilities	138
Liabilities directly associated with the assets held for sale	55,959
Net assets directly associated with the disposal group	46,436
Accumulated other comprehensive income [abstract]
Foreign currency translation reserve	31
Reserve for debt instruments at FVOCI	(280)
Reserve of disposal group classified as held for sale	(249)
Net liabilities of discontinued operations owed to continuing operations, eliminated as intra-group balances	3,999
Impairment loss for write-down of non-current assets following classification as held for sale	14,354
Non-current assets	0
Russian business | Unsecured bonds issued in October 2023
Accumulated other comprehensive income [abstract]
Principal amount		₽ 8,500
Borrowings, interest rate basis		RUONIA
Nominal adjustment to interest rate (in percent)		3.40%
Effective adjustment to interest rate (in percent)		3.60%
Bond issue costs		₽ 80
Russian business | Goodwill
Accumulated other comprehensive income [abstract]
Impairment loss for write-down of non-current assets following classification as held for sale	8,724
Russian business | Intangible assets
Accumulated other comprehensive income [abstract]
Impairment loss for write-down of non-current assets following classification as held for sale	4,017
Russian business | Property and equipment
Accumulated other comprehensive income [abstract]
Impairment loss for write-down of non-current assets following classification as held for sale	₽ 1,613
JSC QIWI
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
QIWI Bank JSC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
QIWI Technologies LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
ROWI Factoring Plus LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	51.00%
Rocket Universe LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
Billing Online Solutions LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
FreeAtLast LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
QIWI Finance LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
ROWI Tech LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	51.00%
Flocktory LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
Qiwi Lab LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
QIWI Payments LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
IntellectMoney LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
Managing Company "RealWeb" Ltd
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
IA RealWeb Ltd
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	75.00%
Sfera LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	83.00%
Centra Ltd
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	100.00%
De Vision Ltd
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	75.00%
Vailmobail LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	75.00%
Konversiya LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	75.00%
Epic Growth LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	83.00%
Data Go LLC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	75.00%
IA REAL WEB CJSC
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	75.00%
JLLC OSMP BEL
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	51.00%
QIWI-M S.R.L.
Assets held for sale and discontinued operations
Ownership interest in subsidiaries	51.00%